Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Schedule of provisions

	As at December 31
(in EUR 000)	2024	2023
Provision for constructive obligation	672	—
Other provisions	328	185
Total provisions	1,000	185